Segments of Operations (Tables)	6 Months Ended
Jun. 30, 2026
Segments of Operations [Abstract]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss

The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies” in the Annual Report.

	Six months ended June 30, 2026
	Nanox. ARC	Radiology Services	AI and Software Solutions	Total
Revenues	329	6,055	(*) 2,083	8,467
Cost of revenues	3,713	4,785	5,536	14,034
Cost of revenues – Impairment of intangible assets	-	-	40,695	40,695
Segment gross profit (loss)	(3,384)	1,270	(44,148)	(46,262)
Research and development, net	7,253	64	2,188	9,505
Sales and Marketing	3,175	265	624	4,064
General and administrative	9,037	919	728	10,684
Other segment items (**)	(507)	-	27	(480)
Segment operating profit (loss)	(22,342)	22	(47,715)	(70,035)
Financial income (expense), net				308
Loss before taxes on income				(69,727)

Depreciation expense	576	4	49	629
Amortization expense	-	990	4,019	5,009
Stock based compensation	1,310	302	98	1,710

Total Assets	67,551	19,174	4,460	91,185
Expenditures for segment’s assets	2,761	-	-	2,761

(*)	Including $1,844 thousand related to Nanox Health IT Inc.

(**)	Nanox.ARC - loss from disposal of property and equipment, rent income and remeasurement of a settlement with a shareholder.

AI and Software Solutions - change in the fair value of earn out liability obligation.

	Six months ended June 30, 2025
	Nanox. ARC	Radiology Services	AI and Software Solutions	Total
Revenues	254	5,328	273	5,855
Cost of revenues	3,570	4,402	4,172	12,144
Segment gross profit (loss)	(3,316)	926	(3,899)	(6,289)
Research and development, net	7,546	65	2,201	9,812
Sales and Marketing	1,885	208	85	2,178
General and administrative	8,522	1,606	137	10,265
Other segment items (*)	37	-	-	37
Segment operating loss	(21,306)	(953)	(6,322)	(28,581)
Financial income (expense), net				616
Loss before taxes on income				(27,965)

Depreciation expense	530	4	52	586
Amortization expense	-	1,314	3,992	5,306
Stock based compensation	1,817	370	90	2,277

Total Assets	111,972	18,774	53,486	184,232
Expenditures for segment’s assets	1,569	10	-	1,579
(*)	Nanox.ARC – loss from disposal of property and equipment and rent income.

	Three months ended June 30, 2026
	Nanox. ARC	Radiology Services	AI and Software Solutions	Total
Revenues	162	2,950	(*) 1,044	4,156
Cost of revenues	1,948	2,077	3,110	7,135
Cost of revenues – Impairment of intangible assets	-	-	40,695	40,695
Segment gross profit (loss)	(1,786)	873	(42,761)	(43,674)
Research and development, net	3,565	28	1,114	4,707
Sales and Marketing	1,445	56	399	1,900
General and administrative	4,563	458	423	5,444
Other segment items (**)	(247)	-	(1)	(248)
Segment operating profit (loss)	(11,112)	331	(44,696)	(55,477)
Financial income (expense), net				(61)
Loss before taxes on income				(55,538)

Depreciation expense	286	3	25	314
Amortization expense	-	495	2,009	2,505
Stock based compensation	664	157	48	869

(*)	Including $934 thousand related to Nanox Health IT Inc.

(**)	Nanox.ARC – loss from disposal of property and equipment, rent income and remeasurement of a settlement with a shareholder.
	Three months ended June 30, 2025
	Nanox. ARC	Radiology Services	AI and Software Solutions	Total
Revenues	221	2,723	96	3,040
Cost of revenues	1,961	2,242	2,077	6,280
Segment gross profit (loss)	(1,740)	481	(1,981)	(3,240)
Research and development, net	3,759	36	1,039	4,834
Sales and Marketing	1,066	110	63	1,239
General and administrative	4,322	734	71	5,127
Other segment items (*)	51	-	-	51
Segment operating loss	(10,938)	(399)	(3,154)	(14,491)
Financial income (expense), net				(149)
Loss before taxes on income				(14,640)

Depreciation expense	270	2	27	299
Amortization expense	-	657	1,996	2,653
Stock based compensation	882	186	43	1,111

(*)	Nanox.ARC – loss from disposal of property and equipment and rent income.